CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (140,584)	$ (22,060)	¥ (225,075)	¥ (109,841)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	27,337	4,290	37,704	30,059
Amortization of intangible assets	4,481	703	4,366	2,307
Unrealized exchange gain			(90)	(1,731)
Allowance for doubtful accounts	(246)	(39)	18,732	20,054
Interest expenses, net	2,857	448	7,931	8,094
Impairment of long-term investments	25,370	3,981	38,739	0
Impairment of property and equipment			10,952
Impairment of amount due from related companies			479
Impairment of loans	528	83	4,500
Loss/(gain) on disposal of property and equipment	(821)	(129)	23	15
Gain on an equity investment sold				(6,778)
Unrealized gain on equity investments held				(17,298)
Change in fair value of structured deposits	(20)	(3)	(1,233)	(3,117)
Change in fair value of foreign currency swap contract	(6,060)	(951)
Share-based compensation expenses	30,212	4,741	28,858	47,284
Changes in operating assets and liabilities,
Accounts and notes receivable	1,271	199	71,799	(25,443)
Prepayments and other current assets	13,572	2,130	43,281	1,149
Amounts due from related parties	(35)	(5)	43	4,043
Other non-current assets	370	58	11	702
Accounts payable	1,699	267	(3,403)	1,220
Deferred revenue and customer deposits	8,605	1,350	29,520	19,027
Tax payable	(81)	(13)	(115)	162
Accrued interest related to convertible notes	21,049	3,303
Accrued liabilities and other current liabilities	(25,596)	(4,015)	8,908	13,219
Amounts due to related parties	54	8	(56)	(8,809)
Other non-current liabilities	1,486	233	(64)	(76)
Net cash (used in)/provided by operating activities	(76,650)	(12,027)	75,810	(25,758)
Cash flows from investing activities:
Purchase of short-term investments			(470,169)	(995,000)
Proceeds from maturities of short-term investments	50,000	7,846	391,964
Proceeds from maturities of structured deposits				1,000,201
Purchase of long-term investments			(36,012)	(47,286)
Proceeds from an equity investment sold				10,000
Investment in loans	(2,000)	(314)	(8,000)
Investment in convertible loans	(4,859)	(762)		(8,000)
Purchase of property and equipment	(16,291)	(2,556)	(19,685)	(39,494)
Proceeds from disposal of property and equipment	2,238	351	133	199
Purchase of intangible assets	(2,646)	(415)	(2,646)	(9,586)
Net cash (used in)/provided by investing activities	26,442	4,150	(144,415)	(88,966)
Cash flows from financing activities:
Proceeds from short-term bank loan	150,000	23,538
Proceeds from issuance of common shares	1
Repurchase of ordinary shares				(37,559)
Repayment of convertible notes	(207,459)	(32,555)
Proceeds from exercise of share options	2,938	461	315	3,676
Net cash (used in)/provided by financing activities	(54,520)	(8,556)	315	(33,883)
Effect of exchange rate on cash and cash equivalents and restricted cash	3,080	483	(7,054)	3,504
Net decrease in cash and cash equivalents and restricted cash	(101,648)	(15,950)	(75,344)	(145,103)
Cash, cash equivalents and restricted cash at the beginning of year	356,230	55,900	431,574	576,677
Cash and cash equivalents at the beginning of the year	356,115	55,882	431,459	576,562
Restricted cash at the beginning of the year	115	18	115	115
Cash, cash equivalents and restricted cash at the end of year	254,582	39,950	356,230	431,574
Cash and cash equivalents at the end of the year	90,552	14,210	356,115	431,459
Restricted cash at the end of the year	164,030	25,740	115	115
Supplemental disclosures of cash flow information:
Income tax paid	182	29	195
Interest expense paid	4,513	708
Non-cash investing and financing activities:
Acquisition of long-term investments			8,000	27,410
Purchase of property and equipment included in accrued liabilities and other current liabilities	¥ 2,484	$ 390	1,355	¥ 4,140
Purchase of intangible assets included in accrued liabilities and other current liabilities			¥ 2,503